Acquisitions, Divestitures and Exchanges, divestitures (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				3 Months Ended	12 Months Ended			14 Months Ended			12 Months Ended					3 Months Ended	12 Months Ended	26 Months Ended	12 Months Ended	26 Months Ended	12 Months Ended	14 Months Ended	12 Months Ended			24 Months Ended	3 Months Ended	12 Months Ended	14 Months Ended	24 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2013 Divestiture transaction	Dec. 31, 2013 Divestiture transaction	Dec. 31, 2012 Divestiture transaction		Dec. 31, 2013 Divestiture transaction	Dec. 31, 2012 Bolingbrook customer care center		Dec. 31, 2013 Bolingbrook customer care center Divestiture	Dec. 31, 2013 Wireless market	Dec. 31, 2012 Wireless market	Dec. 31, 2013 Mississippi Valley	Dec. 31, 2013 St. Louis	Mar. 31, 2014 Expected event St. Louis	Dec. 31, 2013 Minimum Divestiture transaction	Dec. 31, 2014 Minimum Expected event Divestiture transaction	Dec. 31, 2013 Maximum Divestiture transaction	Dec. 31, 2014 Maximum Expected event Divestiture transaction	Dec. 31, 2013 Purchase price Divestiture transaction	Dec. 31, 2013 Purchase price Divestiture transaction	Dec. 31, 2013 Purchase price Minimum Divestiture transaction	Dec. 31, 2013 Purchase price Maximum Divestiture transaction	Dec. 31, 2013 Sprint Cost Reimbursement Divestiture transaction Cash received from divestitures	Dec. 31, 2014 Sprint Cost Reimbursement Maximum Expected event Divestiture transaction	Dec. 31, 2013 Sprint Cost Reimbursement (Gain) loss on sale of business and other exit costs, net Divestiture transaction	Dec. 31, 2013 Sprint Cost Reimbursement (Gain) loss on sale of business and other exit costs, net Divestiture transaction	Dec. 31, 2013 Sprint Cost Reimbursement (Gain) loss on sale of business and other exit costs, net Divestiture transaction	Dec. 31, 2014 Sprint Cost Reimbursement (Gain) loss on sale of business and other exit costs, net Minimum Expected event Divestiture transaction	Dec. 31, 2014 Sprint Cost Reimbursement (Gain) loss on sale of business and other exit costs, net Maximum Expected event Divestiture transaction	Dec. 31, 2014 Sprint Cost Reimbursement System operations Maximum Expected event Divestiture transaction	Dec. 31, 2013 Employee related costs including severance, retention and outplacement Divestiture transaction		Dec. 31, 2012 Employee related costs including severance, retention and outplacement Divestiture transaction		Dec. 31, 2013 Contract termination costs Other current liabilities Divestiture transaction		Dec. 31, 2012 Contract termination costs Other current liabilities Divestiture transaction		Dec. 31, 2013 Contract termination costs Other deferred liabilities and credits Divestiture transaction
Divestitures
Business divestiture date						May 16, 2013						Jan. 01, 2013		Mar. 14, 2012	Oct. 04, 2013
Business divestiture description						On November 6, 2012, U.S. Cellular entered into a Purchase and Sale Agreement with subsidiaries of Sprint Corp., fka Sprint Nextel Corporation (“Sprint”). Pursuant to the Purchase and Sale Agreement, on May 16, 2013, U.S. Cellular transferred customers and certain PCS license spectrum to Sprint in U.S. Cellular’s Chicago, central Illinois, St. Louis and certain Indiana/Michigan/Ohio markets (“Divestiture Markets”) in consideration for $480 million in cash. The Purchase and Sale Agreement also contemplated certain other agreements, together with the Purchase and Sale Agreement collectively referred to as the “Divestiture Transaction.” U.S. Cellular retained other assets and liabilities related to the Divestiture Markets, including network assets, retail stores and related equipment, and other buildings and facilities. The transaction did not affect spectrum licenses held by U.S. Cellular or variable interest entities (“VIEs”) that were not used in the operations of the Divestiture Markets. Pursuant to the Purchase and Sale Agreement, U.S. Cellular and Sprint also entered into certain other agreements, including customer and network transition services agreements, which require U.S. Cellular to provide customer, billing and network services to Sprint for a period of up to 24 months after the May 16, 2013 closing date. Sprint will reimburse U.S. Cellular for providing such services at an amount equal to U.S. Cellular’s estimated costs, including applicable overhead allocations. In addition, these agreements require Sprint to reimburse U.S. Cellular up to $200 million (the “Sprint Cost Reimbursement”) for certain network decommissioning costs, network site lease rent and termination costs, network access termination costs, and employee termination benefits for specified engineering employees.						Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.	On March 14, 2012, U.S. Cellular sold the majority of the assets and liabilities of a wireless market for $49.8 million in cash. At the time of the sale, a $4.2 million gain was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.		On October 4, 2013, U.S. Cellular sold the majority of its Mississippi Valley non-operating market license (“unbuilt license”) for $308.0 million. At the time of the sale, a $250.6 million gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations.
Business divestiture agreement description																On August 14, 2013 U.S. Cellular entered into a definitive agreement to sell the majority of its St. Louis area unbuilt license for $92.3 million. This transaction is subject to regulatory approval and is expected to close in the first quarter of 2014. In accordance with GAAP, the book value of the license has been accounted for and disclosed as “held for sale” in the Consolidated Balance Sheet at December 31, 2013.
Business divestiture agreement date						Nov. 06, 2012										Aug. 14, 2013
Transition services agreement duration																				24M
(Increase) decrease in Operating Income	$ (146,865)	$ (156,656)		$ (280,780)	$ 41,324	$ (69,926)	$ 44,535		$ (25,391)										$ (49,407)		$ (18,407)
(Gain) loss on license sales and exchanges	(255,479)			(11,762)											(250,600)
Divestiture Financial Impacts
Cash received from divestitures	(811,120)	(49,932)												(49,800)	(308,000)		(92,300)					(480,000)	(480,000)	(480,000)	(480,000)	(10,600)	(200,000)	(43,420)	(47,641)	(47,641)	(120,000)	(175,000)	(25,000)
Net assets transferred						213,593			213,593									213,593		213,593
Non-cash charges for the write-off and write-down of property under construction and related assets					(51)	3	10,672		10,675										10,000		14,000
Employee related costs including severance, retention and outplacement					(809)	1,653	12,609		14,262										12,000		18,000
Contract termination costs					40,744	59,525	59		59,584										110,000		160,000
Transaction costs					347	4,428	1,137		5,565										5,000		6,000
Total (Gain) loss on sale of business and other exit costs, net	(246,767)	21,022			(3,189)	(248,439)	24,477		(223,962)					(4,200)					(249,407)		(243,407)
Incremental depreciation, amortization and accretion, net of salvage values	803,781	608,633		573,557	44,513	178,513	20,058		198,571										200,000		225,000
Balance Sheet rollforward
Balance, beginning of period																																		12,305				30
Costs incurred																																		6,853		12,609		22,675		59		34,283
Cash settlements																																		(11,905)	[1]	(304)	[1]	(8,713)	[1]	(29)	[1]	(3,434)	[1]
Adjustments																																		(5,200)	[2]
Balance, end of period																																		2,053		12,305		13,992		30		30,849
Assets and liabilities held for sale
Licenses		140,599					140,599									16,027
Goodwill		72,994					72,994
Property, plant and equipment		4,275								4,275	[3]
Loss on assets held for sale		(1,105)	[4]							(1,105)	[3],[4]
Total Assets held for sale	16,027	216,763					213,593			3,170	[3]					16,027
Liabilities held for sale		$ 19,594					$ 19,594	[5]

[1]	Cash settlement amounts are included in either the Net income or changes in Other assets and liabilities line items as part of Cash flows from operating activities on the Consolidated Statement of Cash Flows.
[2]	Adjustment to liability represents changes to previously accrued amounts.
[3]	Effective January 1, 2013, U.S. Cellular transferred its Bolingbrook Customer Care Center operations to an existing third party vendor.
[4]	Loss on assets held for sale was recorded in (Gain) loss on sale of business and other exit costs, net in the Consolidated Statement of Operations.
[5]	Liabilities held for sale primarily consisted of Customer deposits and deferred revenues.